Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Disclosure of deposits [line items]
Demand	$ 574,625	$ 576,062
Notice	83,706	85,862
Term	520,273	438,907
Total deposits	1,178,604	1,100,831
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	212,348	207,493
Notice	66,470	64,613
Term	113,449	90,382
Total deposits	392,267	362,488
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	349,919	356,020
Notice	16,751	20,800
Term	372,797	319,533
Total deposits	739,467	696,353
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	12,358	12,549
Notice	485	449
Term	34,027	28,992
Total deposits	46,870	41,990
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	574,625	576,062
Notice	83,706	85,862
Term	520,273	438,907
Total deposits	1,178,604	1,100,831
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	155,873	151,475
Notice	8,131	8,051
Term	499	713
Total deposits	164,503	160,239
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	313,493	315,464
Notice	19,169	19,857
Term	373,680	312,987
Total deposits	706,342	648,308
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	53,378	54,021
Total deposits	53,378	54,021
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	9,534	6,978
Notice	56,012	57,260
Term	82,644	77,597
Total deposits	148,190	141,835
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	475	632
Total deposits	475	632
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	28,626	34,278
Notice	394	693
Term	48,457	36,788
Total deposits	77,477	71,759
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	8,471	8,002
Total deposits	8,471	8,002
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	4,775	5,212
Notice		1
Term	14,993	10,822
Total deposits	$ 19,768	$ 16,035